LEASES - Right-of-use assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Carrying amounts of right-of-use assets
As at January 1, 2019	$ 83,743
Additions and modifications, net of disposals	46,822
Amortization	(12,984)
As at December 31, 2019	$ 117,581